Fees Summary	Mar. 30, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 9,739,800
Previously Paid Amount	0.00
Total Fee Amount	1,345.07
Total Offset Amount	0.00
Net Fee	1,345.07
Narrative - Max Aggregate Offering Price	$ 9,739,800
Final Prospectus	true